Document and Entity Information	Jan. 29, 2024
Cover [Abstract]
Entity Registrant Name	GETTY REALTY CORP.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001052752
Document Period End Date	Jan. 29, 2024
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	001-13777
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	11-3412575
Entity Address, Address Line One	292 Madison Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6318
City Area Code	(646)
Local Phone Number	349-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GTY
Security Exchange Name	NYSE